Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	2020	2019
Plant and machinery	$1,413,088	$1,915,160
Automobiles	-	137,367
Office and computer equipment	17,343	22,689
Total property and equipment	1,430,431	2,075,216
Less: Accumulated depreciation	(1,354,778)	(1,418,376)
Property and equipment, net	$75,653	$656,840